Morningstar Conservative ETF Asset Allocation Portfolio
Schedule of Investments

As of September 30, 2021 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 99.37%
iShares - 10.42%
iShares® Broad USD High Yield Corporate Bond ETF	35,358	$1,467,357
iShares® Core S&P 500® ETF	2,023	871,549
iShares® Core S&P® Mid-Cap ETF	1,999	525,877
iShares® JP Morgan USD Emerging Markets Bond ETF	8,150	896,989

Total iShares		3,761,772

Other - 88.95%
Schwab Fundamental Emerging
Markets Large Company Index ETF	11,433	368,486
Schwab Fundamental International Large Company Index ETF	33,275	1,092,418
Schwab US TIPS ETF	26,125	1,634,903
VanEck J. P. Morgan EM Local Currency Bond ETF	29,708	890,349
Vanguard® FTSE Developed Markets ETF	21,074	1,064,026
Vanguard® FTSE Emerging Markets ETF	7,137	356,921
Vanguard® Intermediate-Term Corporate Bond ETF	19,273	1,819,564
Vanguard® Intermediate-Term Treasury ETF	35,095	2,370,667
Vanguard® Long-Term Bond ETF	13,971	1,429,652
Vanguard® Mortgage-Backed Securities ETF	48,234	2,570,390
Vanguard® Short-Term Bond ETF	78,467	6,429,586
Vanguard® Short-Term Inflation-Protected Securities ETF	10,503	552,248
Vanguard® Total Bond Market ETF	102,287	8,740,424
Vanguard® Total Stock Market ETF	9,457	2,100,021
Vanguard® Value ETF	5,180	701,217

Total Other		32,120,872

Total Exchange Traded Funds
(Cost $34,044,706)		35,882,644

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 0.78%
State Street Institutional Treasury Plus Money Market Fund	0.030%	281,677	$281,677

Total Short-Term Investments
(Cost $281,677)			281,677

Total Investments - 100.15%
(Total cost $34,326,383)			36,164,321

Liabilities in Excess of Other Assets - (0.15)%			(52,373)

Net Assets - 100.00%			$36,111,948

See Notes to Quarterly Schedule of Investments.

Morningstar Income and Growth ETF Asset Allocation Portfolio
Schedule of Investments

As of September 30, 2021 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 99.56%
iShares - 16.47%
iShares® Broad USD High Yield Corporate Bond ETF	59,069	$2,451,363
iShares® Core S&P 500® ETF	6,981	3,007,554
iShares® Core S&P® Mid-Cap ETF	11,612	3,054,769
iShares® JP Morgan USD Emerging Markets Bond ETF	12,472	1,372,668
iShares® MSCI EAFE Small-Cap ETF	9,190	683,828
iShares® MSCI United Kingdom ETF	20,887	673,606

Total iShares		11,243,788

Other - 83.09%
JPMorgan BetaBuilders Japan ETF	18,342	1,077,409
Schwab Fundamental Emerging Markets Large Company Index ETF	33,084	1,066,297
Schwab Fundamental International Large Company Index ETF	93,685	3,075,679
Schwab US TIPS ETF	33,285	2,082,975
VanEck J. P. Morgan EM Local Currency Bond ETF	45,730	1,370,528
Vanguard® Consumer Staples ETF	3,753	672,613
Vanguard® Financials ETF	7,381	683,850
Vanguard® FTSE Developed Markets ETF	66,659	3,365,613
Vanguard® FTSE Emerging Markets ETF	27,091	1,354,821
Vanguard® Intermediate-Term Corporate Bond ETF	29,347	2,770,650
Vanguard® Intermediate-Term Treasury ETF	46,088	3,113,244
Vanguard® Long-Term Bond ETF	19,939	2,040,358
Vanguard® Mortgage-Backed Securities ETF	39,341	2,096,482
Vanguard® Short-Term Bond ETF	85,092	6,972,438
Vanguard® Short-Term Inflation-Protected Securities ETF	13,394	704,257
Vanguard® Small-Cap Value ETF	6,056	1,025,039
Vanguard® Total Bond Market ETF	185,911	15,886,095
Vanguard® Total Stock Market ETF	25,705	5,708,052
Vanguard® Value ETF	12,365	1,673,850

Total Other		56,740,250

Total Exchange Traded Funds
(Cost $60,160,871)		67,984,038

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 0.67%
State Street Institutional Treasury Plus Money Market Fund	0.030%	458,722	$458,722

Total Short-Term Investments
(Cost $458,722)			458,722

Total Investments - 100.23%
(Total cost $60,619,593)			68,442,760

Liabilities in Excess of Other Assets - (0.23)%			(159,766)

Net Assets - 100.00%			$68,282,994

See Notes to Quarterly Schedule of Investments.

Morningstar Balanced ETF Asset Allocation Portfolio
Schedule of Investments

As of September 30, 2021 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 99.38%
iShares - 23.37%
iShares® Broad USD High Yield Corporate Bond ETF	114,977	$4,771,546
iShares® Core S&P 500® ETF	38,303	16,501,698
iShares® Core S&P® Mid-Cap ETF	41,904	11,023,685
iShares® JP Morgan USD Emerging Markets Bond ETF	25,464	2,802,568
iShares® MSCI EAFE Small-Cap ETF	49,636	3,693,415
iShares® MSCI Germany ETF	54,200	1,784,264
iShares® MSCI United Kingdom ETF	84,841	2,736,122

Total iShares		43,313,298

Other - 76.01%
JPMorgan BetaBuilders Japan ETF	66,286	3,893,640
Schwab Fundamental Emerging Markets Large Company Index ETF	119,861	3,863,120
Schwab Fundamental International Large Company Index ETF	423,219	13,894,280
Schwab US TIPS ETF	60,218	3,768,442
VanEck J. P. Morgan EM Local Currency Bond ETF	92,860	2,783,014
Vanguard® Consumer Staples ETF	15,252	2,733,463
Vanguard® Financials ETF	30,052	2,784,318
Vanguard® FTSE Developed Markets ETF	252,737	12,760,691
Vanguard® FTSE Emerging Markets ETF	92,758	4,638,827
Vanguard® Intermediate-Term Corporate Bond ETF	49,887	4,709,832
Vanguard® Intermediate-Term Treasury ETF	111,806	7,552,495
Vanguard® Long-Term Bond ETF	36,553	3,740,468
Vanguard® Mortgage-Backed Securities ETF	53,447	2,848,191
Vanguard® Short-Term Bond ETF	57,912	4,745,309
Vanguard® Small-Cap ETF	8,525	1,864,162
Vanguard® Small-Cap Value ETF	21,873	3,702,224
Vanguard® Total Bond Market ETF	419,717	35,864,818
Vanguard® Total Stock Market ETF	82,764	18,378,574
Vanguard® Value ETF	46,975	6,359,006

Total Other		140,884,874

Total Exchange Traded Funds
(Cost $154,561,652)		184,198,172

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 0.69%
State Street Institutional Treasury Plus Money Market Fund	0.030%	1,268,654	$1,268,654

Total Short-Term Investments
(Cost $1,268,654)			1,268,654

Total Investments - 100.07%
(Total cost $155,830,306)			185,466,826

Liabilities in Excess of Other Assets - (0.07)%			(125,893)

Net Assets - 100.00%			$185,340,933

See Notes to Quarterly Schedule of Investments.

Morningstar Growth ETF Asset Allocation Portfolio
Schedule of Investments

As of September 30, 2021 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 99.89%
iShares - 26.75%
iShares® Broad USD High Yield Corporate Bond ETF	93,667	$3,887,180
iShares® Core S&P 500® ETF	63,011	27,146,399
iShares® Core S&P® Mid-Cap ETF	71,110	18,706,908
iShares® MSCI EAFE Small-Cap ETF	84,426	6,282,138
iShares® MSCI Germany ETF	147,141	4,843,882
iShares® MSCI United Kingdom ETF	195,151	6,293,620

Total iShares		67,160,127

Other - 73.14%
JPMorgan BetaBuilders Japan ETF	129,779	7,623,218
Schwab Fundamental Emerging Markets Large Company Index ETF	242,640	7,820,287
Schwab Fundamental International Large Company Index ETF	617,201	20,262,709
Vanguard® Consumer Staples ETF	20,702	3,710,212
Vanguard® Financials ETF	54,256	5,026,818
Vanguard® FTSE Developed Markets ETF	514,014	25,952,567
Vanguard® FTSE Emerging Markets ETF	149,317	7,467,343
Vanguard® Intermediate-Term Corporate Bond ETF	27,148	2,563,043
Vanguard® Intermediate-Term Treasury ETF	75,776	5,118,669
Vanguard® Short-Term Bond ETF	31,401	2,572,998
Vanguard® Small-Cap ETF	23,080	5,046,904
Vanguard® Small-Cap Value ETF	37,100	6,279,546
Vanguard® Total Bond Market ETF	434,145	37,097,690
Vanguard® Total Stock Market ETF	161,508	35,864,467
Vanguard® Value ETF	82,597	11,181,156

Total Other		183,587,627

Total Exchange Traded Funds
(Cost $198,788,218)		250,747,754

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 0.20%
State Street Institutional Treasury Plus Money Market Fund	0.030%	495,131	$495,131

Total Short-Term Investments
(Cost $495,131)			495,131

Total Investments - 100.09%
(Total cost $199,283,349)			251,242,885

Liabilities in Excess of Other Assets - (0.09)%			(220,754)

Net Assets - 100.00%			$251,022,131

See Notes to Quarterly Schedule of Investments.

Morningstar Aggressive Growth ETF Asset Allocation Portfolio
Schedule of Investments

As of September 30, 2021 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 99.93%
iShares - 29.28%
iShares® Core S&P 500® ETF	39,843	$17,165,161
iShares® Core S&P® Mid-Cap ETF	46,756	12,300,101
iShares® MSCI EAFE Small-Cap ETF	57,880	4,306,851
iShares® MSCI Germany ETF	107,018	3,523,033
iShares® MSCI United Kingdom ETF	155,882	5,027,194

Total iShares		42,322,340

Other - 70.65%
JPMorgan BetaBuilders Japan ETF	89,838	5,277,084
Schwab Fundamental Emerging Markets Large Company Index ETF	185,194	5,968,803
Schwab Fundamental International Large Company Index ETF	440,993	14,477,800
Vanguard® Consumer Staples ETF	11,824	2,119,097
Vanguard® Financials ETF	39,361	3,646,797
Vanguard® FTSE Developed Markets ETF	342,965	17,316,303
Vanguard® FTSE Emerging Markets ETF	86,101	4,305,911
Vanguard® Small-Cap ETF	19,818	4,333,602
Vanguard® Small-Cap Value ETF	25,796	4,366,231
Vanguard® Total Bond Market ETF	85,718	7,324,603
Vanguard® Total Stock Market ETF	113,008	25,094,556
Vanguard® Value ETF	58,248	7,885,032

Total Other		102,115,819

Total Exchange Traded Funds
(Cost $111,795,901)		144,438,159

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 0.50%
State Street Institutional Treasury Plus Money Market Fund	0.030%	727,512	$727,512

Total Short-Term Investments
(Cost $727,512)			727,512

Total Investments - 100.43%
(Total cost $112,523,413)			145,165,671

Liabilities in Excess of Other Assets - (0.43)%			(620,469)

Net Assets - 100.00%			$144,545,202

See Notes to Quarterly Schedule of Investments.

ALPS | Alerian Energy Infrastructure Portfolio
Schedule of Investments

As of September 30, 2021 (Unaudited)

Security Description	Shares	Value
Canadian Energy Infrastructure Companies - 32.75%
Enbridge, Inc.	208,669	$8,313,152
Gibson Energy, Inc.	91,069	1,672,402
Inter Pipeline, Ltd.	263,900	4,156,644
Keyera Corp.	137,848	3,468,511
Pembina Pipeline Corp.	135,992	4,310,815
TC Energy Corp.	138,551	6,668,300

Total Canadian Energy Infrastructure Companies
(Cost $25,968,408)		28,589,824

Exchange Traded Fund - 1.64%
Energy Select Sector SPDR® Fund	27,500	1,432,475

Total Exchange Traded Fund
(Cost $1,432,681)		1,432,475

U.S. Energy Infrastructure Companies - 26.85%
Cheniere Energy, Inc.	47,783	4,666,966
Equitrans Midstream Corp.	254,375	2,579,362
Kinder Morgan, Inc.	251,008	4,199,364
Macquarie Infrastructure Holdings LLC	45,905	1,861,907
ONEOK, Inc.	79,840	4,629,922
Targa Resources Corp.	95,152	4,682,430
Tellurian, Inc. (1)	210,098	821,483

Total U.S. Energy Infrastructure Companies
(Cost $16,897,907)		23,441,434

U.S. Energy Infrastructure MLPs - 24.68%
BP Midstream Partners LP	12,162	161,147
Crestwood Equity Partners LP	14,673	416,420
Enable Midstream Partners LP	22,774	184,925
Energy Transfer LP	493,581	4,728,506
Enterprise Products Partners LP	314,352	6,802,577
Genesis Energy LP	27,687	276,039
Hess Midstream LP, Class A	14,673	413,925
Holly Energy Partners LP	11,616	212,921
Magellan Midstream Partners LP	56,216	2,562,325
MPLX LP	95,943	2,731,497
NGL Energy Partners LP (1)	31,377	74,364
NuStar Energy LP	25,110	395,231
Oasis Midstream Partners LP	3,711	82,867
PBF Logistics LP	8,144	102,777
Phillips 66 Partners LP	18,276	655,195
Rattler Midstream LP	25,372	297,867
Shell Midstream Partners LP	31,486	370,590
Security Description	Shares	Value
U.S. Energy Infrastructure MLPs (continued)
Western Midstream Partners LP	51,159	$1,072,293

Total U.S. Energy Infrastructure MLPs
(Cost $20,652,066)		21,541,466

U.S. General Partners - 14.04%
Altus Midstream Co.	1,790	123,564
Antero Midstream Corp.	221,078	2,303,633
EnLink Midstream LLC	207,784	1,417,087
Plains GP Holdings LP, Class A	389,024	4,191,733
The Williams Cos., Inc.	162,611	4,218,129

Total U.S. General Partners
(Cost $10,397,063)		12,254,146

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 0.60%
State Street Institutional Treasury Plus Money Market Fund	0.030%	519,283	$519,283

Total Short-Term Investments
(Cost $519,283)			519,283

Total Investments - 100.56%
(Total cost $75,867,408)			87,778,628

Liabilities in Excess of Other Assets - (0.56)%			(488,722)

Net Assets - 100.00%			$87,289,906

(1)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

ALPS | Red Rocks Global Opportunity Portfolio
Schedule of Investments

As of September 30, 2021 (Unaudited)

Security Description	Shares	Value
Closed-End Funds - 17.88%
Financials - 17.88%
Apax Global Alpha, Ltd. (1)	115,000	$353,288
HarbourVest Global Private Equity, Ltd. (2)	44,800	1,407,419
HBM Healthcare Investments AG, Class A	2,920	1,060,529
HgCapital Trust PLC	226,500	1,193,278
ICG Enterprise Trust PLC	30,900	489,873
Oakley Capital Investments, Ltd. (2)	50,500	242,143
Pantheon International PLC Fund (2)	19,100	774,634
Princess Private Equity Holding, Ltd.	31,700	501,222

Total Financials		6,022,386

Total Closed-End Funds
(Cost $3,875,575)		6,022,386

Common Stocks - 77.03%
Communication Services - 8.28%
IAC/InterActiveCorp (2)	6,800	885,972
Liberty Broadband Corp., Class C (2)	4,950	854,865
Liberty SiriusXM, Class A (2)	17,000	801,890
Vimeo, Inc. (2)	8,350	245,240

Total Communication Services		2,787,967

Consumer Discretionary - 3.77%
Betsson AB	30,500	253,632
Entain PLC (2)	20,300	579,801
Kindred Group PLC	29,000	434,884

Total Consumer Discretionary		1,268,317

Consumer Staples - 2.43%
Costco Wholesale Corp.	1,200	539,220
Schouw & Co. A/S	2,900	278,536

Total Consumer Staples		817,756

Financials - 46.96%
3i Group PLC	68,400	1,174,889
Altamir	12,100	334,982
Apollo Global Management, Inc., Class A	7,900	486,561
Ares Management LP, Class A	7,000	516,810
Blackstone, Inc.	13,450	1,564,773
Brederode SA	10,340	1,361,187
Brookfield Asset Management, Inc., Class A	11,699	626,013
Cannae Holdings, Inc. (2)	23,100	718,641
Security Description	Shares	Value
Financials (continued)
Carlyle Group, Inc.	14,500	$685,560
Chrysalis Investments, Ltd. (2)	113,000	406,524
Clairvest Group, Inc.	3,900	180,205
Eurazeo SE	4,800	449,771
FS KKR Capital Corp.	23,200	511,328
Intermediate Capital Group PLC	33,500	917,319
Investor AB, B Shares	40,400	868,777
KKR & Co., Inc., Class A	23,900	1,455,033
Mutares SE & Co. KGaA	5,800	159,801
Partners Group Holding AG	925	1,443,591
Ratos AB, B Shares	85,000	497,564
Standard Life Private Equity Trust PLC	85,000	570,355
StepStone Group, Inc., Class A	9,400	400,816
SuRo Capital Corp.	38,500	497,035

Total Financials		15,827,535

Health Care - 8.68%
Chemed Corp.	1,485	690,703
Danaher Corp.	1,860	566,258
Hologic, Inc. (2)	6,100	450,241
Stryker Corp.	1,650	435,138
Thermo Fisher Scientific, Inc.	1,370	782,722

Total Health Care		2,925,062

Information Technology - 5.32%
Constellation Software, Inc.	325	532,434
Fidelity National Information Services, Inc.	4,350	529,308
Lagercrantz Group AB, B Shares	27,000	323,529
Mastercard, Inc., Class A	1,170	406,786

Total Information Technology		1,792,057

Utilities - 1.59%
Brookfield Infrastructure Partners
LP, Class A	9,550	535,851

Total Common Stocks
(Cost $18,730,503)		25,954,545

Rights and Warrants - 0.03%
-0.03%
MUTARES AG - RTS	5,800	9,854

Total Rights and Warrants
(Cost $–)		9,854

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 4.44%
State Street Institutional Treasury Plus Money Market Fund	0.030%	1,496,100	$1,496,100

Total Short-Term Investments
(Cost $1,496,100)			1,496,100

Total Investments - 99.38%
(Total cost $24,102,178)			33,482,885

Other Assets in Excess of Liabilities - 0.62%			208,282

Net Assets - 100.00%			$33,691,167

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $353,288, representing 1.05% of net assets.
(2)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

ALPS Variable Investment Trust

Notes to Quarterly Schedules of Investments

September 30, 2021 (Unaudited)

1. ORGANIZATION

ALPS Variable Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and is organized as a Delaware business trust by a Declaration of Trust dated July 26, 2000. The Schedules of Investments herein relate to the following seven series of the Trust: Morningstar Conservative ETF Asset Allocation Portfolio, Morningstar Income and Growth ETF Asset Allocation Portfolio, Morningstar Balanced ETF Asset Allocation Portfolio, Morningstar Growth ETF Asset Allocation Portfolio, Morningstar Aggressive Growth ETF Asset Allocation Portfolio (each a “Morningstar Portfolio,” and collectively the “Morningstar Portfolios”), the ALPS | Alerian Energy Infrastructure Portfolio, and the ALPS | Red Rocks Global Opportunity Portfolio. The Morningstar Portfolios and the ALPS | Alerian Energy Infrastructure Portfolio are each considered non-diversified under the 1940 Act and may invest a greater portion of their assets in a more limited number of issuers than a diversified portfolio. The ALPS | Red Rocks Global Opportunity Portfolio has elected to qualify as a diversified Portfolio under the 1940 Act.

The Morningstar Portfolios offer Class I and Class II shares. The ALPS | Alerian Energy Infrastructure Portfolio and the ALPS | Red Rocks Global Opportunity Portfolio offer Class I and Class III shares. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolios pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Common expenses of the Portfolios (including legal fees, printing and mailing fees, and fees and expenses of the independent trustees) are allocated to each Portfolio in proportion to its average daily net assets. Expenses directly attributable to a particular Portfolio (including advisory, custodial, registration, professional and audit fees) are charged directly to that Portfolio. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties with respect to the Portfolios. In addition, in the normal course of business, the Trust, on behalf of the Portfolios, enters into contracts with vendors and others that provide general indemnification to the extent permissible under law. Each Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or the Portfolios.

The Portfolios are investment vehicles for variable annuity contracts and variable life insurance policies. The Portfolios also may be used as investment vehicles for qualified pension and retirement plans and certain registered and unregistered separate accounts. Shares of the Portfolios are offered only to participating insurance companies and their separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies, qualified pensions, retirement plans or registered and unregistered separate accounts. Shares are not offered to the general public.

Each variable annuity contract and variable life insurance policy owner (“Contract Owner”) and retirement plan participant (“Participant”) also incurs fees associated with the variable annuity, variable life insurance or retirement plan through which he or she invested. As a Contract Owner or Participant, you may incur additional fees and different terms and conditions associated with your investment program that are not disclosed in the Portfolios’ Financial Statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The Portfolios’ Schedules of Investments are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. Each Portfolio is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Security Valuation: The price of Portfolio shares (“net asset value”) is determined as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern Time), on each day the NYSE is open for business. Securities, including Exchange Traded Funds (“ETFs”) and Exchange Traded Notes (“ETNs”) for which exchange quotations are readily available, are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean between the last bid and ask price. Shares of an open-end investment company are valued at that investment company’s net asset value per share. Securities for which quotations are not readily available are valued under procedures established by the Trust’s Board of Trustees (the “Board”) to determine fair value in good faith.

Securities traded on one or more of the U.S. national securities exchanges, the NASDAQ Stock Market LLC or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of which such value is being determined.

Each Portfolio’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Board. When market quotations are not readily available, or in management’s judgment they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Portfolio is priced that materially affects the value of a security, the securities will be valued by the adviser using fair valuation procedures established by the Board. Examples of potentially significant events that could materially impact the value of a security include, but are not limited to, company specific announcements, significant market volatility, natural disasters, armed conflicts, significant governmental actions, or a security’s trading has been halted, suspended or the security has not traded since the prior day and the closure of the primary trading market at a time when under normal conditions it would be open.

In the case of foreign securities, management may consider the following when determining the “fair value” of a security: (a) the country’s or geographic region’s political and economic environment; (b) the nature of any significant events which have occurred from the time of the market quotation to the valuation of each Portfolio’s net asset value which may materially impact each Portfolio’s net asset valuation; (c) American Depository Receipt trading; (d) Exchange-Traded Fund trading; (e) foreign currency exchange activity; (f) other relevant matters; and (g) if a stock split occurs on a Japanese exchange, management will fair value using the last day of trading price until the security commences trading again.

ALPS | Red Rocks Global Opportunity Portfolio uses a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading on the NYSE.

If the current price of a foreign security is unavailable as a result of a foreign stock exchange’s closure for a foreign holiday, such foreign security’s value will be the closing price of such security on the last day such foreign exchange was open, adjusted by the current foreign exchange rate, assuming there are no significant events which occurred which may materially impact each Portfolio’s net asset value determination.

Fair Value Measurements: The Portfolios disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Portfolios’ investments by major category are as follows:

Equity securities, exchange-traded funds and limited partnerships for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when each Portfolio’s assets are valued. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Various inputs are used in determining the value of each Portfolio’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls for an investment is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Portfolio has the ability to access at the measurement date;

Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Portfolio’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value each Portfolio’s investments as of September 30, 2021:

Morningstar Conservative ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$35,882,644	$–	$–	$35,882,644
Short-Term Investments	281,677	–	–	281,677
Total	$36,164,321	$–	$–	$36,164,321

Morningstar Income and Growth ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$67,984,038	$–	$–	$67,984,038
Short-Term Investments	458,722	–	–	458,722
Total	$68,442,760	$–	$–	$68,442,760

Morningstar Balanced ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$184,198,172	$–	$–	$184,198,172
Short-Term Investments	1,268,654	–	–	1,268,654
Total	$185,466,826	$–	$–	$185,466,826

Morningstar Growth ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$250,747,754	$–	$–	$250,747,754
Short-Term Investments	495,131	–	–	495,131
Total	$251,242,885	$–	$–	$251,242,885

Morningstar Aggressive Growth ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$144,438,159	$–	$–	$144,438,159
Short-Term Investments	727,512	–	–	727,512
Total	$145,165,671	$–	$–	$145,165,671

ALPS | Alerian Energy Infrastructure Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Canadian Energy Infrastructure Companies	$28,589,824	$–	$–	$28,589,824
Exchange Traded Fund	1,432,475	–	–	1,432,475
U.S. Energy Infrastructure Companies	23,441,434	–	–	23,441,434
U.S. Energy Infrastructure MLPs	21,541,466	–	–	21,541,466
U.S. General Partners	12,254,146	–	–	12,254,146
Short-Term Investments	519,283	–	–	519,283
Total	$87,778,628	$–	$–	$87,778,628

ALPS | Red Rocks Global Opportunity Portfolio
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$2,822,422	$3,199,964	$–	$6,022,386
Common Stocks	17,788,425	8,166,120	–	25,954,545
Rights and Warrants	–	9,854	–	9,854
Short-Term Investments	1,496,100	–	–	1,496,100
Total	$22,106,947	$11,375,938	$–	$33,482,885

*	See Schedule of Investments for industry classification.

The Portfolios did not have significant unobservable inputs (Level 3) used in determining fair value for the period ended September 30, 2021.

Master Limited Partnerships (“MLPs”): Pursuant to Section 851(b)(3) of the Code, the ALPS | Alerian Energy Infrastructure Portfolio may invest no more than 25% of the value of its total assets in the securities of one or more qualified publicly traded partnerships, which include MLPs. Unlike direct investments in MLPs, income and losses from the Alerian Energy Infrastructure Portfolio’s investments in MLPs will not directly flow through to the personal tax returns of shareholders. The ALPS | Alerian Energy Infrastructure Portfolio will report distributions from its investments, including MLPs, made to shareholders annually on Form 1099. Shareholders will not, solely by virtue of their status as ALPS | Alerian Energy Infrastructure Portfolio shareholders, be treated as engaged in the business conducted by underlying MLPs for federal or state income tax purposes or for purposes of the tax on unrelated business income of tax-exempt organizations. MLPs are publicly traded partnerships engaged in, among other things, the transportation, storage and processing of minerals and natural resources, and are treated as partnerships for U.S. federal income tax purposes. By confining their operations to these specific activities, MLP interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level income taxation. To qualify as an MLP and not be taxed as a corporation for income tax purposes, a partnership must, for any taxable year, receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code. These qualifying sources include, among other things, certain natural resource-based activities such as the processing, transportation and storage of any mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

Market Risk: Market risk refers to the risk that the value of securities held by a Portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s or Sub-Adviser’s control, including fluctuation in interest rates, the quality of a Portfolio’s investments, investor sentiment and general economic and market conditions, such as national or international political events, natural disasters, and the spread of infectious illness or other public health issue and investor sentiment. In a declining stock market, stock prices for all companies (including those in a Portfolio’s portfolio) may decline, regardless of their long-term prospects.

Equity Securities Risk: Common stock and other equity securities may be affected by macro-economic and other factors affecting the stock market in general, including without limitation, expectations of interest rates, changes in an issuer’s financial condition, poor performance of a particular issuer, national or international political events, natural disasters, and the spread of infectious illness or other public health issue.

Non-U.S. Securities Risk: The ALPS | Alerian Energy Infrastructure Portfolio and the ALPS | Red Rocks Global Opportunity Portfolio invest directly in securities of non-U.S. issuers which involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers. Non-U.S. securities exchanges, brokers and companies may be subject to less government supervision and regulation than exists in the U.S. Dividend and interest income may be subject to withholding and other non-U.S. taxes, which may adversely affect the net return on such investments. There may be difficulty in obtaining or enforcing a court judgment abroad. In addition, it may be difficult to effect repatriation of capital invested in certain countries. When investing in securities issued by non-U.S. issuers, there is also the risk that the value of such an investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

Epidemic and Pandemic Risk: Certain countries have been susceptible to epidemics, most recently COVID-19, which has been designated as a pandemic by world health authorities. The outbreak of such epidemics, together with any resulting restrictions on travel or quarantines imposed, could have a negative impact on the economy and business activity globally (including in the countries in which we invest), and thereby could adversely affect the performance of our investments. Furthermore, the rapid development of epidemics could preclude prediction as to their ultimate adverse impact on economic and market conditions, and, as a result, present material uncertainty and risk with respect to us and the performance of our investments.

Security Transactions and Investment Income: Investment security transactions are accounted for as of the trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the identified cost basis.

The books and records of the Portfolios are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates.